Investment Properties - Additional Information of other property (Details)							1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 27, 2019 USD ($) a room	Aug. 30, 2019 USD ($) ft²	May 08, 2018 USD ($) ft²	May 08, 2018 USD ($) ft²	Nov. 03, 2017 USD ($) room shares	May 28, 2017 USD ($) ft²	May 31, 2018 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jan. 24, 2019 USD ($)
Business Acquisition [Line Items]
Advance Deposits								$ 0		$ 0		$ 423,747
Depreciation										1,261,379	$ 1,060,303	1,461,630	$ 498,819
Real Estate Investment Property, at Cost								72,719,960		72,719,960		47,291,233	34,728,707
Real Estate Investment Property, Accumulated Depreciation								2,742,229		2,742,229		1,967,736	498,819
Depreciation On Capitalized Tenant Improvements								10,536	$ 6,003	30,566	15,857	22,850	18,720
Amortization Of Capitalized Leasing Commissions								10,106	5,631	29,570	9,935	25,075	1,033
Amortization Of Tenant Inducements								4,260	4,260	12,780	7,100	11,360	0
Additional escrows funded								966,798		966,798		719,588	$ 406,401
Subsequent event
Business Acquisition [Line Items]
Additional escrows funded														$ 350,000
Investment property
Business Acquisition [Line Items]
Depreciation								$ 453,253	$ 399,637	$ 1,261,379	$ 1,060,303
Ashley Plaza Property
Business Acquisition [Line Items]
Area Of Building | ft²		160,356
Purchase price of property		$ 15,200,000
Investment, including acquisition and closing costs, escrows and lease reserves		357,823
Total investment		15,885,444
Loan issuance costs		$ 204,300
Property leased percentage										98.00%
Hanover Square Property
Business Acquisition [Line Items]
Percentage of ownership interest			84.00%	84.00%
Area of Real Estate Property | ft²			73,440	73,440
Purchase price of property			$ 12,173,000	$ 12,173,000
Percentage of additional debt and cash provided to noncontrolling investor			16.00%	16.00%
Total investment			$ 12,961,557	$ 12,961,557
Loan issuance costs			122,033	122,033
Cash provided by a non-controlling investor			648,120	648,120
Property leased percentage							97.00%			100.00%
Purchase of existing reserves			200,000	200,000
Additional escrows funded			$ 100,000	$ 100,000
Clemson Best Western Hotel Property
Business Acquisition [Line Items]
Purchase price of property	$ 9,750,000
Investment, including acquisition and closing costs, escrows and lease reserves	578,953
Total investment	10,786,782
Loan issuance costs	$ 269,254
Number of hotel rooms | room	148
Area of land | a	5.92
Franklin Square Property
Business Acquisition [Line Items]
Real Estate Investment Property, at Cost												54,478
Real Estate Investment Property, Accumulated Depreciation												$ 4,073
Amount Of Induce Tenant In To Release Restriction							$ 125,000
Area Of Building | ft²						134,239
Purchase price of property						$ 20,500,000
Total investment						$ 22,054,071
Property leased percentage						68.00%
Property occupied percentage												92.4
Hampton Inn Property
Business Acquisition [Line Items]
Percentage of ownership interest					64.00%
Purchase price of property					$ 15,100,000
Percentage of additional debt and cash provided to noncontrolling investor					36.00%
Total investment					$ 18,004,621
Number of hotel rooms | room					125
Face amount of debt					$ 10,600,000
Number of common stock, shares issued for acquisition | shares					3,000
Number of common stock, operating partnership units issued for acquisition | shares					125,000